Consolidated Statements of Income (USD $) In Millions, unless otherwise specified	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Revenue	$ 300.8	$ 190.9		$ 190.9	$ 591.3	$ 767.0	$ 190.9	$ 300.8	$ 591.3	$ 767.0	$ 92.4	$ 373.0	$ 1,024.0	$ 956.5
Operating expenses
Cost of services (exclusive of depreciation and amortization below)	121.3	74.6		74.6	239.0	298.2	74.6	121.3	239.0	298.2	57.0	172.0	421.5	395.8
Selling, general and administrative	94.8	50.8		50.8	178.2	212.6	50.3	94.5	177.5	211.7	93.9	172.0	264.5	263.0
Depreciation and amortization	45.2	29.0		29.0	90.5	115.0	29.0	45.2	90.5	115.0	7.3	29.2	85.3	81.6
Total operating expenses	261.3	154.4		154.4	507.7	625.8	153.9	261.0	507.0	624.9	158.2	373.2	771.3	740.4
Operating income (loss)	39.5	36.5	[1],[2]	36.5	83.6	141.2	37.0	39.8	84.3	142.1	(65.8)	(0.2)	252.7	216.1
Non-operating income and expense
Interest expense	(49.2)	(33.3)		(34.8)	(99.0)	(125.0)	(18.4)	(25.2)	(51.0)	(72.8)	(9.8)	(40.5)	(126.4)	(90.1)
Interest income	0.2	0.1		0.1	0.5	0.8	0.1	0.2	0.5	0.8	0.2	0.6	0.7	1.0
Other income and (expense), net	1.5	(7.8)		(14.8)	0.9	(14.3)	0.4	1.6	0.9	2.1	(20.9)	(23.8)	(59.9)	(44.0)
Total non-operating income and expense	(47.5)	(41.0)		(49.5)	(97.6)	(138.5)	(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)
Income (loss) from continuing operations before income taxes	(8.0)	(4.5)		(13.0)	(14.0)	2.7	19.1	16.4	34.7	72.2	(96.3)	(63.9)	67.1	83.0
(Provision) benefit for income taxes	1.9	2.2		2.2	2.7	(6.6)	(8.3)	(4.5)	(11.4)	(24.3)	31.8	11.5	(17.8)	(46.3)
Income (loss) from continuing operations										47.9	(52.4)	(52.4)	49.3	36.7
Discontinued operations, net of tax													(0.5)	8.2
Net income (loss)	(6.1)	(2.3)	[1],[2]	(10.8)	(11.3)	(3.9)	10.8	11.9	23.3	47.9	(64.5)	(52.4)	48.8	44.9
Less: net income attributable to noncontrolling interests	(1.7)	(1.2)		(1.2)	(2.9)	(4.9)	(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8.0)	(8.3)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.	$ (7.8)	$ (3.5)	[1],[2]	$ (12.0)	$ (14.2)	$ (8.8)	$ 9.6	$ 10.2	$ 20.4	$ 43.0	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.